Income Taxes - Components of Income Tax (Provision) Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Current, Federal	$ (0.4)	$ 0.1	$ (0.1)
Current, State	(0.3)	0.1	(0.3)
Current, Foreign	(36.6)	(34.6)	(34.4)
Current, Total	(37.3)	(34.4)	(34.8)
Deferred:
Deferred, Federal	6.5	14.6	(6.7)
Deferred, State	1.0	1.1	(4.2)
Deferred, Foreign	21.4	10.6	15.3
Deferred, Total	28.9	26.3	4.4
Total income tax provision	$ (8.4)	$ (8.1)	$ (30.4)